Schedule of stock option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Number of Options, Ending Balance	78,462
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Opening Balance	62,137	62,137
Weighted Average Exercise Price Outstanding At Beginning	$ 5.00	$ 5.00
Number of Options, Granted	4,000
Weighted Average Exercise Price Granted	$ 5.00
Number of Options, Ending Balance	66,137	62,137
Weighted Average Exercise Price Outstanding At Ending	$ 5.00	$ 5.00